Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

Note 8. Leases

We entered into various arrangements (or leases) that convey the rights to use and control identified underlying assets for a period of time in exchange for consideration.  We lease various offices and equipment.  From time to time, we may also enter into an arrangement in which the right to use and control an identified underlying asset is embedded in another type of contract.

The components of lease cost for the Company’s leases were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Operating Leases:
Lease cost	$147	$159

Finance Leases:
Amortization of ROU assets	5	1
Interest on lease liability	1	1

Total lease cost	$153	$161

Supplemental information related to the Company’s leases are as follows:

	As of December 31,
	2025	2024
Operating lease
Weighted-average remaining lease term (in years)	1.7	2.7
Weighted-average discount rate	8.47%	8.47%
Finance lease
Weighted-average remaining lease term (in years)	3.6	4.6
Weighted-average discount rate	9.00%	9.00

The remaining future minimum lease payments under the Company’s leases are as follows (in thousands):

Year ending December 31,	Operating Leases	Finance Leases
2026	$144	$4
2027	147	4
2028	12	4
2029	-	3
2030	-	-
Total future minimum lease obligation	$303	$15
Less: Imputed interest	(26)	(3)
Net present value of lease obligations	$277	$12
Net present value of lease obligations – current portion	125	3
Net present value of lease obligations – non-current portion	$152	$9

F-20

Supplemental cash flow and other information related to our leases were as follows (in thousands):

	December 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$147	$159
Operating cash flow from finance leases	$1	$1
Financing cash flow from finance leases	$3	$2
ROU assets obtained in exchange for lease obligations for:
Operating liabilities	$-	$-
Finance liabilities	$11	$15